SHAREHOLDERS’ EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 10— SHAREHOLDERS’ EQUITY

1) Ordinary Shares

The Company’s authorized number of ordinary shares was 300,000,000 shares (15,000,000 shares post-Reverse Stock Split) with par value of $0.001.

On December 22,2020, the Company issued 103,610 shares (5,181 shares post-Reverse Stock Split) of common stock to The Crone Law Group, P.C. or its designees for legal services (see Note 11).

On January 1, 2021, the Company issued an aggregate of 310,830 shares (15,541 shares post-Reverse Stock Split) to a third party service provider for consulting services that had been rendered.

On April 14, April 27, 2022 and September 1, 2022, the Company issued cashless warrant shares of 115,540 (5,777 post-Reverse Stock Split), 111,972 (5,599post-Reverse Stock Split) and 57,142 (2,857post-Reverse Stock Split) to three lenders respectively. (see Note 9 (b)).

During the year ended December 31, 2022, the Company issued 124,223 shares (6,211 post-Reverse Stock Split) to a third party for warrant exercise (see Note 11).

During the year ended December 31, 2022, the Company issued 1,384,564 shares of common stock (69,228 shares post-Reverse Stock Split ) for the conversion of convertible promissory note payable (see note 9 (a)).

On January 19, 2023, the Company sold an aggregate of 160,000,000 shares of the common stock (8,000,000 shares post-Reverse Stock Split) to buyers of the Private Placement for an aggregate purchase price of $40,000,000, or $0.25 per share ($5.00 per share post-Reverse Stock Split). On January 20, 2023, the Company received net proceeds of $40 million accordingly.

During the six-month ended June 30, 2023, the Company issued 300,000 (15,000 shares post-Reverse Stock Split) to a third party for warrant exercise (see Note9).

As of June 30, 2023, the Company had 193,904,965 issued and outstanding shares (9,695,248 shares post-Reverse Stock Split).

2) Reverse Stock Split

Effective on September 12, 2023, the Company implemented a 1-for-20 reverse split of its common stock. The reverse stock split was approved by the Company’s Board of Directors through unanimous written consent. Upon the effectiveness of the reverse stock split, every 20 shares of the Company’s issued and outstanding common stock were automatically converted into one share of issued and outstanding common stock. No fractional shares were issued as a result of the reverse stock split. Instead, any fractional shares that resulted from the split were rounded up to the next whole number. The reverse stock split affects all stockholders uniformly and does not alter any stockholder’s percentage interest in the Company’s outstanding common stock, except for adjustments that may result from the treatment of fractional shares. All share and per share amounts have been retroactively restated for the six month ended June 30, 2023 and 2022, and for the years ended December 31, 2021 and 2022, respectively.

As a result of the Reverse Stock Split, the number of shares of common stock outstanding was reduced from approximately 193,904,965 shares as of September 12, 2023, to approximately 9,695,248 shares, and the number of authorized shares of common stock was reduced to 15 million shares.

In order reflect the Reverse Stock Split, proportionate adjustments were made to the per share exercise price and/or the number of shares issuable upon the exercise or vesting of all outstanding stock options, restricted stock unit awards and warrants, which resulted in a proportional decrease in the number of shares of the Company’s common stock reserved for issuance upon exercise or vesting of such stock options, restricted stock unit awards and warrants, and, in the case of stock options and warrants, a proportional increase in the exercise price of all such stock options and warrants.

Unless otherwise indicated, all authorized, issued, and outstanding stock and per share amounts contained in the accompanying condensed consolidated financial statements have been adjusted to reflect the 1-for-20 Reverse Stock Split for all prior periods presented; and all amounts relating to our common stock in connection with the conversion or exercise of our preferred stock and warrants (including with regard to conversion prices and exercise prices) have been adjusted to reflect the 1-for-20 Reverse Stock Split.

NOTE 10— SHAREHOLDERS’ EQUITY

Ordinary Shares

The Company’s authorized number of ordinary shares was 300,000,000 shares with par value of $0.001.

On December 22,2020, the Company issued 103,610 shares (5,181 shares post-Reverse Stock Split) of common stock to The Crone Law Group, P.C. or its designees for legal services (see Note 11).

On January 1, 2021, the Company issued an aggregate of 310,830 (15,541 shares post-Reverse Stock Split) shares to a third party service provider for consulting services that had been rendered.

On April 14, April 27, 2022 and September 1, 2022, the Company issued cashless warrant shares of 115,540 (5,777 post-Reverse Stock Split), 111,972 (5,599post-Reverse Stock Split) and 57,142 (2,857post-Reverse Stock Split) to three lenders respectively. (see Note 9 (b)).

During the year ended December 31, 2022, the Company issued 124,223 shares (6,211 post-Reverse Stock Split) to a third party for warrant exercise (see Note 11).

During the year ended December 31, 2022, the Company issued 1,384,564 shares (69,228 shares post-Reverse Stock Split) of common stock for the conversion of convertible promissory note payable (see note 9 (a)).

As of December 31, 2022, the Company had 33,604,965 issued and outstanding shares (1,680,248 shares post-Reverse Stock Split).

Statutory reserve and restricted net assets

Under PRC rules and regulations, all subsidiaries of Wetouch in the PRC are required to appropriate 10% of their net income to a statutory surplus reserve until the reserve balance reaches 50% of their registered capital. The appropriation to this statutory surplus reserve must be made before distribution of dividends can be made. The statutory reserve is non-distributable, other than during liquidation, and can be used to fund previous years losses, if any, and may be converted into share capital by issuing new shares to existing shareholders in proportion to their shareholders or by increasing the par value of the shares currently outstanding, provided that the remaining balance of the statutory reserve after such issue is not less than 25% of the registered capital.

Appropriations to the discretionary surplus reserve are made at the discretion of the board of directors. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital, but are not distributable as cash dividends.

For the years ended December 31, 2022 and 2021, the Company made appropriations to the reserve fund of RMB6,554,271(equivalent to US$973,718) and RMB12,933,795 (equivalent to US$2,005,084), respectively.